Shareholder Report, Line Graph (Details) ITGF_MassMutual High Yield Fund_Class C_TSR Annual {Class C} - USD ($)					12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 13, 2021	Sep. 30, 2025
Class C
Account Value [Line Items]
Line Graph and Table Measure Name					Class C - with maximum sales charge
Accumulated Value	$ 10,807	$ 9,369	$ 8,562	$ 10,000	$ 11,519
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	9,568	8,576	8,521	10,000	$ 9,844
Bloomberg U.S. Corporate High-Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Corporate High-Yield Bond Index
Accumulated Value	$ 10,966	$ 9,475	$ 8,592	$ 10,000	$ 11,779